INVESCO FUNDS                                     INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post Office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone: 303-930-6300


March 6, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO International Funds, Inc.
      1933 Act No. 033-63489
      1940 Act No. 811-7758
      CIK No. 0000906334

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO International Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for its four series, INVESCO European Fund, INVESCO Pacific Basin Fund, INVESCO International Growth Fund and INVESCO Emerging Markets Fund and the Statement of Additional Information for INVESCO International Funds, Inc. filed under Rule 497(j) do not differ from those contained in the Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on February 26, 1998. This Post-Effective Amendment became effective March 2, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne
---------------------------
Glen A. Payne
Senior Vice President, Secretary
  and General Counsel